Intangible assets - Summary of Goodwill Impairment Test and Estimated Value in Use after Adjusting The Carrying Values of Assets and Was More Than Carrying Value Of Goodwill (Detail) - INR (₨)
₨ in Millions
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 4,253	₨ 5,319	₨ 5,232
wind power segment [member] | Ostro Energy Group [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	3,851	3,090	4,106
wind power segment [member] | ReNew Vayu Urja (KCT) [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	419	2,727	1,628
solar power segment [member] | Prathamesh Solarfarms [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 2,054	₨ 1,775	₨ 586